Income Tax - Schedule of Reconciliation Statutory Income Tax Rate to the Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal Statutory rate	21.00%	21.00%	21.00%
Noncontrolling interests/effect of pass-through entities	(19.59%)	(20.70%)	(21.00%)
Valuation allowance	(1.73%)	(0.40%)	0.00%
Other	0.32%	0.10%	0.00%
Effective Income tax rate	0.00%	0.00%	0.00%